Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 5	$ 5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,720,378	4,709,326
Common stock, share outstanding	4,720,378	4,709,326
Preferred stock, no par value (in usd per share)	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, share outstanding	0	0